UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	3/31/10

Item 1: Schedule of Investments

Aberdeen Israel Fund, Inc.

Schedule of Investments

March 31, 2010 (unaudited)

Description	No. of Shares	Value

EQUITY OR EQUITY-LINKED SECURITIES-97.5%
Israel-97.2%

Aerospace & Defense-2.9%

Elbit Systems Ltd.^^	23,000	$1,469,893
FMS Enterprises Migun Ltd.^^	19,498	766,053
		2,235,946

Chemicals-15.5%

Frutarom Industries Ltd.^^	265,000	2,431,504
Israel Chemicals Ltd.^^	526,500	7,155,400
The Israel Corp., Ltd.^^†	2,705	2,294,068
		11,880,972

Commercial Banks-18.5%

Bank Hapoalim Ltd.^^†	787,000	3,485,820
Bank Leumi Le-Israel Ltd.^^†	750,000	3,514,132
First International Bank of Israel Ltd.^^†	100,000	375,685
Mizrahi Tefahot Bank Ltd.^^†	718,900	6,787,658
		14,163,295

Diversified Telecommunication Services-10.2%

Bezeq Israeli Telecommunication Corp. Ltd.^^	2,751,000	7,806,130

Food & Staples Retailing-5.7%

Blue Square-Israel Ltd.^^	129,000	1,708,741
Shufersal Ltd.^^	455,000	2,677,168
		4,385,909

Insurance-6.2%

Clal Insurance Enterprise Holdings Ltd.^^†	50,000	1,230,468
Harel Insurance Investments & Financial Services Ltd.^^†	61,750	3,472,931
		4,703,399

Machinery-0.3%

Plasson Ltd.^^	7,000	182,481

Paper & Forest Products-1.6%

Hadera Paper Ltd.^^†	15,602	1,221,622

Pharmaceuticals-18.7%

Perrigo Co.^^	89,000	5,224,504
Teva Pharmaceutical Industries Ltd., ADR	143,820	9,072,166
		14,296,670

Road & Rail-1.4%

Dan Vehicle & Transportation^^	146,142	1,061,204

Software-9.9%

Babylon Ltd.^^	75,000		$124,432
Check Point Software Technologies Ltd.†	193,853		6,796,486
NICE Systems Ltd., ADR†	20,000		635,000
			7,555,918

Specialty Retail-2.7%

Golf & Co., Ltd.^^	298,500		2,065,080

Venture Capital-3.6%

ABS GE Capital Giza Fund, L.P.^^†‡	1,250,001	*	82,625
BPA Israel Ventures LLC#^^†‡	1,674,588	*	506,504
Concord Ventures Fund II, L.P.^^†‡	2,000,000	*	338,862
Delta Fund I, L.P.^^†‡	250,440	*	106,266
Giza GE Venture Fund III L.P.^^†‡	1,250,000	*	271,470
K.T. Concord Venture Fund L.P.^^†‡	1,000,000	*	46,471
Neurone Ventures II, L.P.#^^†‡	686,184	*	199,825
Pitango Fund II LLC^^†‡	1,000,000	*	99,722
SVE Star Ventures Enterprises GmbH & Co. No. IX KG^^†‡	2,001,470	*	496,004
Walden-Israel Ventures III, L.P.#^^†‡	1,345,438	*	596,930
			2,744,679

Total Israel
(Cost $50,105,145)			74,303,305
Global-0.3%

Venture Capital-0.3%

Emerging Markets Ventures I, L.P.#^^†‡
(Cost $860,088)	2,237,292	*	238,428

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $50,965,233)			74,541,733
	Principal Amount (000's)

SHORT-TERM INVESTMENT-2.2%

Grand Cayman-2.2%
Wells Fargo, overnight deposit, 0.03%, 04/01/10
(Cost $1,683,000)	$1,683		1,683,000
TOTAL INVESTMENTS-99.7%
(Cost $52,648,233)			76,224,733

Cash and Other Assets in Excess of Liabilities-0.3%			257,839

NET ASSETS-100.0%			$76,482,572

†	Non-income producing security.
‡	Restricted security, not readily marketable.
^^
Security was fair valued as of March 31, 2010. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of March 31, 2010, the aggregate amount of open commitments for the Fund is $992,682.
*	Represents contributed capital.
ADR	American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Valuation Time is as of the close of regular trading of the “Exchange” (usually 4:00 pm Eastern Time). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 03/31/10	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	02/03/98 - 02/13/02	$ 985,303	$ 82,625	0.11	$ 1,660,765	$ -
BPA Israel Ventures LLC	10/05/00 - 12/09/05	1,160,529	506,504	0.66	97,293	625,412
Concord Ventures II Fund L.P.	09/29/00 - 12/15/06	1,316,619	338,862	0.44	129,290	-
Delta Fund I, L.P.	11/15/00 - 03/28/07	167,473	106,266	0.14	57,937	-
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	860,088	238,428	0.31	2,443,399	262,708
Giza GE Venture Fund III L.P.	01/31/00 - 11/23/06	834,089	271,470	0.35	329,171	-
K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	595,042	46,471	0.06	660,194	-
Neurone Ventures II, L.P.	11/24/00 - 03/20/09	187,218	199,825	0.26	297,649	75,000
Pitango Fund II LLC	10/31/96 - 08/01/01	388,547	99,722	0.13	1,175,618	-
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/08/08	1,536,591	496,004	0.65	380,279	-
Walden-Israel Ventures III, L.P	02/23/01 - 11/02/06	856,151	596,930	0.78	942,976	29,562
Total		$ 8,887,650	$ 2,983,107	3.89	$8,174,571	$ 992,682

The Fund may incur certain costs in connection with the disposition of the above securities.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, "Improving Disclosures about Fair Value Measurements." ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009.

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Balance as of 03/31/2010
Aerospace & Defense	$–	$2,235,946	$–	$2,235,946
Chemicals	–	11,880,972	–	11,880,972
Commercial Banks	–	14,163,295	–	14,163,295
Diversified Telecommunication Services	–	7,806,130	–	7,806,130
Food & Staples Retailing	–	4,385,909	–	4,385,909
Insurance	–	4,703,399	–	4,703,399
Machinery	–	182,481	–	182,481
Paper & Forest Products	–	1,221,622	–	1,221,622
Pharmaceuticals	9,072,166	5,224,504	–	14,296,670
Road & Rail	–	1,061,204	–	1,061,204
Software	7,431,486	124,432	–	7,555,918
Specialty Retail	–	2,065,080	–	2,065,080
Venture Capital	–	–	2,983,107	2,983,107
Short-Term Investments	–	1,683,000	–	1,683,000
Total	$16,503,652	$56,737,974	$2,983,107	$76,224,733

* At March 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2009	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 03/31/2010
Venture Capital	$3,290,012	$-	$-	$(306,905)	$-	$-	$2,983,107
Total	$3,290,012	$-	$-	$(306,905)	$-	$-	$2,983,107

For the period ended March 31, 2010, there have been no significant changes to the fair value methodologies.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,648,233, $29,877,678, $(6,301,178) and $23,576,500, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Recent Events - Effective March 29, 2010, the Board of Directors announced the approved name change of The First Israel Fund, Inc. to the Aberdeen Israel Fund, Inc.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Chile Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Israel Fund, Inc.

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Israel Fund, Inc.

                Date: May 25, 2010

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Israel Fund, Inc.

Date: May 25, 2010